Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
Schedule of Condensed Financial Information with Respect to the Statement of Financial Position
Condensed financial information with respect to the statement of financial position

	ZIM		Qoros*
	As at December 31
	2017	2016	2017	2016
	$ thousands
Principal place of business	International		China
Proportion of ownership interest	32%	32%	50%	50%

Current assets	579,595	465,892	235,237	259,804
Non-current assets	1,222,743	1,237,740	1,259,762	1,273,862
Current liabilities	(686,693)	(530,842)	(884,025)	(773,946)
Non-current liabilities	(1,209,137)	(1,273,447)	(817,895)	(695,484)
Non-controlling interests	(6,509)	(3,125)	-	—
Total net assets attributable to the Group	(100,001)	(103,782)	(206,921)	64,236

Share of Group in net assets	(32,000)	(33,210)	(89,627)	32,118
Adjustments:
Write back/(impairment) of assets and investments	28,758	(72,263)	—	—
Excess cost	123,242	187,216	—	—
Loans	—	—	61,645	55,798
Financial guarantee	—	—	29,676	29,677
Book value of investment	120,000	81,743	1,694	117,593

*
Qoros is a joint venture (See Note 10.C.b). The current assets include cash and cash equivalent of $12 million (2016: $67 million). The current and non-current liabilities excluding trade and other payables and provisions amount to $1 billion (2016: $1.1 billion). In January 2018, the Group’s equity interest in Qoros was reduced to 24% (see Note 33.2.A).

Schedule of Condensed Financial Information with Respect to Results of Operations
Condensed financial information with respect to results of operations

	ZIM			Tower*	Qoros**
	For the year ended December 31
	2017	2016	2015	2015	2017	2016	2015
	$ thousands

Revenues	2,978,291	2,539,296	2,991,135	461,778	253,353	377,456	232,114

(Loss) / income ***	6,235	(168,290)	2,253	(737)	(269,121)	(285,069)	(392,427)

Other comprehensive (loss) / income ***	(3,871)	(12,351)	(1,948)	—	31	7	(19)

Total comprehensive (loss) / income	2,364	(180,641)	305	(737)	(269,090)	(285,062)	(392,446)

Kenon’s share of comprehensive
(loss) / income	756	(57,805)	98	(189)	(121,182)	(142,531)	(196,223)

Adjustments	8,538	9,856	9,418	(609)	(16)	(3)	—

Kenon’s share of comprehensive
(Loss) / Income presented in the books	9,294	(47,949)	9,516	(798)	(121,198)	(142,534)	(196,223)

*	Distributed as dividend-in-kind in July 2015 (see Note 10.C.c). Results of operations for 2015 corresponds to the six months ended June 30, 2015.

**
Qoros is a joint venture (See Note 10.C.b). The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during the year were $102 million, $2 million, $50 million and $14 thousand (2016: $119 million, $2 million, $63 million and $37 thousand; 2015: $75 million, $2 million, $2 million and $92 thousand) respectively.

***	Excludes portion attributable to non-controlling interest.

Schedule of Associated Companies that are Individually Immaterial
Associated companies that are individually immaterial

	Associated Companies
	As at December 31
	2017	2016	2015
	$ thousands

Book value of investments as at December 31	-	8,897	9,008

Schedule of Ansonia Loans
Set forth below is an overview of the Ansonia loans as of December 31, 2017:

Date Granted	RMB million	Plus certain interest	Convertible into Equity Discount Rate [1]	Loan Transfer Date from Quantum to Qoros [2]
Tranche 1 / Apr 2016	150	6%	10%	May 20, 2016
Tranche 2 / Apr 2016	150			June 28, 2016
Tranche 3 / Sep 2016	150		25%	September 6, 2016
Total	450 ($69 million)

1.  To facilitate potential investment by a third party in Qoros, Ansonia loans are automatically convertible into equity in Quantum in the event of a third-party financing at Qoros meets certain conditions, or when Ansonia loans are repaid in relation to such third-party financing. The loans will be convertible into equity of Quantum at a 10% (Tranche 1 and 2) and at a 25% discount (Tranche 3) discount to the implied value of Qoros based upon the third-party financing.

2.   Loans carry the same term of 9 months from the first transfer date

Schedule of Back-To-Back Guarantees
Set forth below is an overview of the RMB850 million back-to-back guarantees provided by Kenon in respect of Qoros' indebtedness, reflecting the reduction of the back-to-back guarantees described above:

Loans	Timing	Amount of Loans to Qoros	Amount of Guarantee Obligations Prior to Investment	Release of Kenon Guarantees to Chery	Remaining Guarantee Obligations Post-Investment	Pledge of Qoros Shares in relation to Investment
		in RMB million
First Tranche	March 2017	388.5	850 [1]	425 [3]	425	5.17%
Second Tranche	April 2017	100	425	105 [3]	320	5.17%
Third Tranche	At Kenon's discretion	288.5	320	320 [3]	—
Total		777	—	850 [3]	—	10.3%[2]

1. Kenon's major shareholder Ansonia Holdings Singapore B.V. has committed to fund RMB25 million (approximately $4 million) of Kenon's back-to-back guarantee obligations in certain circumstances.

2. Excludes up to 5% of Qoros shares which Chery may borrow from Quantum to meet its pledge obligations under the Qoros RMB1.2 billion loan facility, as discussed above.

3. Plus interest and fees.

Schedule of Details Regarding Dividends Received from Associated Companies
Details regarding dividends received from associated companies
	For the Year Ended December 31
	2017	2016	2015
	$ thousands
From associated companies	382	743	4,487